Subsequent Events (Tables)	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Schedule of Consolidated Financial Statements

As the date the unaudited audited consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $1,378,037 (RMB 10,000,000) with interest rates at 2.50% as follows:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank	10,000,000	$1,378,037	06/12/2025	05/18/2028	2.50%
Total	10,000,000	$1,378,037